Components of Income from Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2014
Discontinued Operations And Disposal Groups [Abstract]
Net revenues	$ 835
Discontinued operations:
Income from discontinued operations, net of income taxes of nil	35
Adjustments to amounts reported previously for gain on sale of discontinued operations, net of income taxes of nil	(51)
Gain on sale of discontinued operations, net of income taxes of nil	503
Income from discontinued operations, net of income taxes	$ 487